Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Cash generated from operations	$ 13,401	$ 13,767	$ 17,252
Payment of interest on loans, financing and other financial liabilities	(1,000)	(868)	(743)
Receipts from the settlement of derivatives, net	579	11	567
Payments related to the Brumadinho event	(874)	(909)	(1,330)
Payments related to de-characterization of dams	(378)	(533)	(458)
Payments related to participative shareholder's debentures partially repurchased and remuneration	(945)	(243)	(233)
Payments of income taxes (including refinancing programs)	(1,982)	(1,859)	(1,890)
Net cash generated by operating activities	8,801	9,366	13,165
Cash flow from investing activities:
Acquisition of property, plant and equipment and intangible assets	(6,006)	(6,447)	(5,920)
Payments related to the Samarco dam failure	(2,298)	(808)	(553)
Advanced payment related to renegotiation of railway concession contracts		(656)
Cash received (paid) from disposal and acquisition of investments, net	891	2,687	(139)
Dividends received from associates and joint ventures	313	81	204
Short-term investment, net	337	(85)	127
Other investing activities, net	(101)	(140)	(38)
Net cash used in investing activities	(6,864)	(5,368)	(6,319)
Cash flow from financing activities:
Loans and borrowings from third parties	4,718	4,855	1,950
Payments of loans and borrowings to third parties	(1,454)	(2,605)	(658)
Payments of leasing	(174)	(202)	(233)
Dividends and interest on capital paid to Vale S.A.’s shareholders	(3,561)	(3,914)	(5,513)
Dividends and interest on capital paid to noncontrolling interest			(41)
Shares buyback program		(409)	(2,714)
Issuance of subordinated notes	741
Acquisition of additional stake in VOPC			(130)
Net cash generated (used) in financing activities	270	(2,275)	(7,339)
Net increase (decrease) in cash and cash equivalents	2,207	1,723	(493)
Cash and cash equivalents at the beginning of the year	4,953	3,609	4,736
Effect of exchange rate changes on cash and cash equivalents	212	(454)	69
Cash from subsidiaries classified as non-current assets held for sale and others		75	(703)
Cash and cash equivalents at end of the year	$ 7,372	$ 4,953	$ 3,609